Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net earnings	[1]	$ 992	$ 3,573
Depreciation and amortization		1,799	1,592
Share-based compensation (Note 6)		104	116
Impairment of assets (Notes 15,16)		120	1,809
Provision for (Recovery of) deferred income tax		177	(290)
Gain on sale of investments in Sociedad Quimica y Minera de Chile S.A. ("SQM") and Arab Potash Company ("APC")		0	(4,399)
Income tax related to the sale of the investment in SQM		0	977
Other long-term liabilities and miscellaneous		(17)	(188)
Cash from operations before working capital changes		3,175	3,190
Receivables		(64)	(153)
Inventories		190	(887)
Prepaid expenses and other current assets		(238)	561
Payables and accrued charges		602	(659)
CASH PROVIDED BY OPERATING ACTIVITIES		3,665	2,052
INVESTING ACTIVITIES
Additions to property, plant and equipment (Note 15)		(1,728)	(1,405)
Additions to intangible assets (Note 16)		(163)	(102)
Business acquisitions, net of cash acquired (Note 4)		(911)	(433)
Proceeds from disposal of discontinued operations, net of tax (Note 10)		55	5,394
Purchase of investments		(198)	(135)
Cash acquired in Merger (Note 4)		0	466
Other		147	102
CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES		(2,798)	3,887
FINANCING ACTIVITIES
Transaction costs on long-term debt		(29)	(21)
Proceeds from (repayment of) short-term debt, net (Note 19)		216	(927)
Proceeds from long-term debt (Note 20)		1,510	0
Repayment of long-term debt (Note 20)		(1,010)	(12)
Repayment of principal portion of lease liabilities (Note 20)		(234)	0
Dividends paid (Note 25)		(1,022)	(952)
Repurchase of common shares (Note 25)		(1,930)	(1,800)
Issuance of common shares (Note 25)		20	7
CASH USED IN FINANCING ACTIVITIES		(2,479)	(3,705)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS		(31)	(36)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS		(1,643)	2,198
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR		2,314	116
CASH AND CASH EQUIVALENTS - END OF YEAR		671	2,314
Cash and cash equivalents comprised of:
Cash	[2]	532	1,506
Short-term investments	[2]	139	808
CASH AND CASH EQUIVALENTS - END OF YEAR		671	2,314
SUPPLEMENTAL CASH FLOWS DISCLOSURES
Interest paid		505	507
Income taxes paid		29	1,155
Total cash outflow for leases		$ 345	$ 0

[1]	All equity transactions were attributable to common shareholders.
[2]	Highly liquid investments with a maturity of three months or less from the date of purchase are considered to be cash equivalents.